19. Borrowings - Movements of Liabilities Reconcile to Cash Flows Arising from Financing Activities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Movements of liabilities reconcile to cash flows arising from financing activities
Balance at beginning of period	€ 4,773	€ 7,169
Proceeds from borrowings	562	0	€ 2,500
Repayment of borrowings	(3,277)	(2,917)	(167)
Changes from financing cash flows	(2,715)	(2,917)
Capitalized borrowing costs	489	847
Interest paid	(164)	(326)
Other Changes	325	531
Balance at end of period	€ 2,383	€ 4,773	€ 7,169